LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASES
Summary of operating and finance leases within the Company's consolidated balance sheet

The balances for the operating and finance leases where the Company is the lessee are presented as follows within the Company’s consolidated balance sheet (in thousands):

As of
June 30,
2021
Operating leases:
Operating lease right-of-use assets	$126,655
Other current liabilities	$11,620
Other long-term liabilities	152,639
Total operating lease liabilities	$164,259
Finance leases:
Property, plant and equipment, net	6,442
Total finance lease assets	$6,442
Finance lease liabilities, current portion	$2,572
Finance lease liabilities, net of current portion	3,963
Total finance lease liabilities	$6,535

Summary of components of lease expense, other information and supplemental cash flow information related to leases

The components of lease expense are as follows within the Company’s consolidated statement of operations (in thousands):

	Three Months Ended	Six Months Ended
	June 30, 2021	June 30, 2021
Operating lease expense:
Operating lease expense(1)	$7,219	$13,522
Variable lease expense	579	1,159
Finance lease expense:
Amortization of leased assets	$637	$1,232
Interest on lease liabilities	104	213
Total finance lease expense	$741	$1,445
Total lease expense	$8,539	$16,126
(1)	Includes short-term leases, which are immaterial.

Other information related to leases where the Company is the lessee is as follows:

As of
June 30,
2021
Weighted-average remaining lease term (in years):
Operating leases	8.2
Finance leases	2.5
Weighted-average discount rate:
Operating leases	11.03%
Finance leases	6.65%

Supplemental cash flow information related to leases where the Company is the lessee is as follows (in thousands):

Six Months Ended
June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,742
Operating cash flows from finance leases (interest payments)	213
Financing cash flows from finance leases	1,364
Leased assets obtained in exchange for new operating lease liabilities	43,780
Leased assets obtained in exchange for new finance lease liabilities	4,437

Summary of maturities of the operating lease liabilities

As of June 30, 2021, the maturities of the Company’s operating and finance lease liabilities (excluding short-term leases) are as follows (in thousands):

	Operating	Finance
	Leases	Leases
Six months ending June 30, 2021	$14,825	$1,496
2022	31,431	2,810
2023	30,577	2,457
2024	30,822	318
2025	29,778	—
Thereafter	121,109	—
Total minimum lease payments	258,542	7,081
Less: Interest	(94,283)	(546)
Present value of lease obligations	164,259	6,535
Less: Current portion	11,620	2,572
Long-term portion of lease obligations	$152,639	$3,963

Summary of maturities of the finance lease liabilities

As of June 30, 2021, the maturities of the Company’s operating and finance lease liabilities (excluding short-term leases) are as follows (in thousands):

	Operating	Finance
	Leases	Leases
Six months ending June 30, 2021	$14,825	$1,496
2022	31,431	2,810
2023	30,577	2,457
2024	30,822	318
2025	29,778	—
Thereafter	121,109	—
Total minimum lease payments	258,542	7,081
Less: Interest	(94,283)	(546)
Present value of lease obligations	164,259	6,535
Less: Current portion	11,620	2,572
Long-term portion of lease obligations	$152,639	$3,963

Summary of future minimum lease payments under non-cancellable operating leases under legacy lease accounting (ASC 840)

As previously reported in the Company’s audited financial statements for the year ended December 31, 2020 and under legacy lease accounting (ASC 840), future minimum lease payments under non-cancellable leases as of December 31, 2020 are as follows (in thousands):

	Operating	Finance
	Leases	Leases
2021	$25,490	$1,729
2022	28,837	1,547
2023	27,633	1,174
2024	28,207	9
2025	27,474	—
Thereafter	116,155	—
Total minimum lease payments	$253,796	4,459
Less: Interest		(1,202)
Present value of lease obligations		3,257
Less: Current portion		(1,261)
Long-term portion of lease obligations		1,996

Future minimum payments as of December 31, 2020, are approximately as follows (in thousands):

Year Ending December 31:
2021	$25,490
2022	28,837
2023	27,633
2024	28,207
2025	27,474
Thereafter	116,155
Total	$253,796

Summary of future minimum lease payments under non-cancellable finance leases under legacy lease accounting (ASC 840)

	Operating	Finance
	Leases	Leases
2021	$25,490	$1,729
2022	28,837	1,547
2023	27,633	1,174
2024	28,207	9
2025	27,474	—
Thereafter	116,155	—
Total minimum lease payments	$253,796	4,459
Less: Interest		(1,202)
Present value of lease obligations		3,257
Less: Current portion		(1,261)
Long-term portion of lease obligations		1,996

Future minimum payments for the capital lease as of December 31, 2020, are approximately as follows (in thousands):

Year Ending December 31:
2021	$1,729
2022	1,547
2023	1,174
2024	9
Total capital lease obligations	4,459
Less amounts representing interest	(1,202)
Capital lease obligations, net of interest	$3,257